LOAN PAYABLE (Details Narrative) - USD ($)		12 Months Ended
	May 25, 2022	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Principal balance		$ 10,793
Incurred interest		456	$ 6,514
Loan payable		$ 0	$ 10,793
Loans Payable [Member]
Short-Term Debt [Line Items]
Interest rate	6.51%
Principal balance	$ 25,000
Monthly payment	$ 539
Loan matured date	May 25, 2023